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                            UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [_]; Amendment Number:________________
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     American Family Mutual Insurance Company
Address:  6000 American Parkway
          Madison, WI  53783

13F File Number:  28-00997

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ann F. Wenzel
Title:  Assistant Secretary, Associate General Counsel
Phone:  608-249-2111

Signature, Place, and Date of Signing:

     Ann F. Wenzel            Madison, Wisconsin           April 9, 2013
------------------------   ------------------------   -------------------------
      [Signature]               [City, State]                   [Date]

Report Type (Check only one):

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

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                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   3

Form 13F Information Table Value Total:   $119,017
                                          (thousands)

List of Other Included Managers:

American Family Life Insurance Company ("AFLIC")


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                                                  FORM 13F INFORMATION TABLE

         COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
         --------                 --------       --------  --------     --------      --------  --------        --------
                                                            VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER       VOTING AUTHORITY
      NAME OF ISSUER            TITLE OF CLASS    CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGER    SOLE   SHARED   NONE
------------------------------  --------------  ---------  -------- -------  --- ---- -------   --------   -----  ------   -----
iShares MSCI Emerging Markets
Exchange Traded Index Fund           COM        464287234  17,194   402,000   SH       SOLE                402,000    0      0

Vanguard FTSE Emerging Markets
Exchange Traded Index Fund           COM        922042858  88,953   2,073,500 SH       SOLE                2,073,500  0      0

Vanguard FTSE Emerging Markets
Exchange Traded Index Fund           COM        922042858  12,870   300,000   SH       AFLIC               300,000    0      0